INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Amortization of intangible assets	¥ 12,180	¥ 7,806	¥ 443
2021	16,645
2022	16,645
2023	16,645
2024	16,645
2025	12,180
Thereafter	¥ 8,815